Stock-based Compensation Assumptions Used in Black-Scholes Stock Appreciation Rights Valuation Model (Details)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Employee Stock Option
Stock Based Compensation Activity [Line Items]
Expected life of SAR (years)	6 years 146 days	6 years 7 months	6 years 8 months
Risk-free interest rate			1.92%
Risk-free interest rate, maximum	1.70%	1.93%
Expected volatility of the Company's stock	36.00%	36.00%	36.00%
Expected dividend yield on the Company's stock	2.11%	2.02%	2.17%
Stock Appreciation Rights (SARs)
Stock Based Compensation Activity [Line Items]
Risk-free interest rate, maximum	1.04%
Expected volatility of the Company's stock	36.00%
Expected dividend yield on the Company's stock	2.11%
Stock Appreciation Rights (SARs) | Minimum
Stock Based Compensation Activity [Line Items]
Expected life of SAR (years)	6 months
Stock Appreciation Rights (SARs) | Maximum
Stock Based Compensation Activity [Line Items]
Expected life of SAR (years)	4 years 72 days